Commitments and Contingencies (Details) ¥ in Thousands, $ in Millions	1 Months Ended
	May 31, 2023 USD ($)	Apr. 30, 2018 item	Dec. 31, 2023 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item		2
Liquidated damages awarded | $	$ 6
Total
Commitments and Contingencies
2024			¥ 2,898,524
2025			983,743
2026			483,727
2027			235,794
Beyond 2027			227,520
Total			4,829,308
Server and Bandwidth Service Fee Commitments
Commitments and Contingencies
2024			439,118
2025			366,162
2026			212,431
2027			102,479
Beyond 2027			188,776
Total			1,308,966
Capital Commitments
Commitments and Contingencies
2024			1,473,870
2025			341,700
2026			55,446
2027			33,439
Beyond 2027			38,744
Total			1,943,199
Royalties and Expenditure for Licensed Content Commitments
Commitments and Contingencies
2024			688,387
2025			271,125
2026			215,376
2027			99,876
Total			1,274,764
Other Commitments
Commitments and Contingencies
2024			297,149
2025			4,756
2026			474
Total			¥ 302,379